File No. 33-83240
                                                               File No. 811-8726
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
                          Pre-Effective Amendment No.               [ ]
                                                    -------
                         Post-Effective Amendment No. 17            [X]
                                                    -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                    Amendment No.   20              [X]
                                                 --------

                        (Check appropriate box or boxes)

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE
                    INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

         800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

        Name and Address of Agent for Service:

        John F. Guyot
        Secretary, Vice President and General Counsel
        First Security Benefit Life Insurance
           and Annuity Company of New York
        One Security Benefit Place
        Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2010, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2010, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts (the "Contract").

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VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
      An Individual Flexible Premium
      Deferred Variable Annuity Contract


      May 1, 2010


      --------------------------------------------------------------------------
      ISSUED BY:                              MAILING ADDRESS:
      First Security Benefit Life             First Security Benefit Life
         Insurance and Annuity Company          Insurance and Annuity Company
         of New York                            of New York
      800 Westchester Avenue, Suite 641N.     P.O. Box 2788
      Rye Brook, New York 10573               Topeka, Kansas 66601-9804
      1-800-355-4570                          1-800-239-4703

VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
--------------------------------------------------------------------------------

      > THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      > PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY AT 1-800-239-4703.


      This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments and Account Value to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      * The Mid Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

VARIABLE ANNUITY PROSPECTUS                                                    3
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      As of April 1, 2009, due to concerns over the Company's credit ratings, T.
      Rowe Price has suspended the sale of new direct-sold variable annuity contracts and incoming tax-free exchanges but will continue to allow ongoing purchases into existing contracts. T. Rowe Price and the Company will continue to service the variable annuity contracts for existing contractholders, but will not offer new contracts until the Company's ratings improve.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

      Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account." The Company guarantees Account Value allocated to the Fixed Interest Account, subject to its financial strength and claims-paying ability.

      When you are ready to receive Annuity Payments, the Contract provides several options for Annuity Payments (see "Annuity Options").


      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2010, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the Company at P.O. Box 2788, Topeka, Kansas 66601-9804, or by calling 1-800-239-4703. The table of contents of the Statement of Additional Information is set forth on page 53 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


      Date: May 1, 2010

VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
--------------------------------------------------------------------------------

      > THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

      Definitions                                                              5
      --------------------------------------------------------------------------

      Summary                                                                  7
      --------------------------------------------------------------------------

      Expense Table                                                           10
      --------------------------------------------------------------------------

      Condensed Financial Information                                         11
      --------------------------------------------------------------------------

      Information About the Company, the Separate Account, and the Funds      14
      --------------------------------------------------------------------------

      The Contract                                                            18
      --------------------------------------------------------------------------

      Charges and Deductions                                                  31
      --------------------------------------------------------------------------

      Annuity Payments                                                        32
      --------------------------------------------------------------------------

      The Fixed Interest Account                                              37
      --------------------------------------------------------------------------

      More About the Contract                                                 39
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      Federal Tax Matters                                                     41
      --------------------------------------------------------------------------

      Other Information                                                       49
      --------------------------------------------------------------------------

      Performance Information                                                 52
      --------------------------------------------------------------------------

      Additional Information                                                  53
      --------------------------------------------------------------------------

      Table of Contents For Statement of Additional Information               53
      --------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

      >     VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS
            FOLLOWS:

      ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

      ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ADMINISTRATIVE OFFICE First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 2788, Topeka, Kansas 66601-9804, 1-800-239-4703.

      ANNUITANT The person or persons that you designate on whose life Annuity Payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

      ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

      ANNUITY PERIOD The period beginning on the Annuity Payout Date during which Annuity Payments are made.

      ANNUITY PAYOUT DATE The date when Annuity Payments begin as elected by the Owner.

      AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

      CONTRACT DATE The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

VARIABLE ANNUITY PROSPECTUS                                                    6
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      DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

      FIXED INTEREST ACCOUNT An account that is part of the Company's General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

      FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4.

      PORTFOLIO A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.

      PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio.

      SUBACCOUNT A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

      VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are both open for trading. The Company and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes.

VARIABLE ANNUITY PROSPECTUS                                                    7
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SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.

PURPOSE OF THE CONTRACT

      The flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs under "Section 408 and Section 408A."

THE SEPARATE ACCOUNT AND THE FUNDS

      The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      * The Mid-Cap Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

      You may allocate your purchase payments and Account Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                    8
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FIXED INTEREST ACCOUNT

      You may allocate all or part of your purchase payments and Account Value to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."

PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments."

CONTRACT BENEFITS

      You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," "Annuity Payments" and "The Fixed Interest Account."

      At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals," "Annuity Payments" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options, subject to its financial strength and claims-paying ability. See "Annuity Payments."

FREE-LOOK RIGHT

      You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance Contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Purchase Payments allocated to the Fixed Interest Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Account Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so. See "Free-Look Right."

VARIABLE ANNUITY PROSPECTUS                                                    9
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CHARGES AND DEDUCTIONS

      The Company does not deduct sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.

      > MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. The Company may also deduct this charge during the Annuity Period. See "Mortality and Expense Risk Charge."

      > PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. No premium tax is currently imposed in the State of New York. See "Premium Tax Charge."

      > OTHER EXPENSES Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Portfolio for more information about Portfolio expenses.

            The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES

      You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

      The Internal Revenue Service has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the contract within one year of the exchange. Please see your tax advisor for further information.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 2788, Topeka, Kansas 66601-9804 or by phone by calling 1-800-239-4703.

VARIABLE ANNUITY PROSPECTUS                                                   10
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EXPENSE TABLE
--------------------------------------------------------------------------------

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

      TABLE 1


      --------------------------------------------------------------------------
      CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract.
      During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

         Sales Load on Purchase Payments                                   None

         Contingent Deferred Sales Load                                    None

      PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

         Annual Maintenance Fee                                            None

         Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)

           Annual Mortality and Expense Risk Charge                        0.55%
                                                                           ----
           Total Separate Account Annual Expenses                          0.55%
      --------------------------------------------------------------------------


      The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.

      TABLE 2


      -------------------------------------------------------------------
                                                        MINIMUM   MAXIMUM
      Total Annual Portfolio Operating Expenses(1)       0.40%     1.05%
      -------------------------------------------------------------------

      (1) Expenses deducted from Portfolio assets include management fees, distribution (12b-1) fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the period ended December 31, 2009, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the period ended December 31, 2009.


      EXAMPLE

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      TABLE 3

      -----------------------------------------------------------------------------------
                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
      If you surrender your Contract at the
      end of the applicable time period             $  163   $   505   $   871   $  1,900

      If you do not surrender or you annuitize
      your Contract                                    163       505       871      1,900
      -----------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   11
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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

      TABLE 4


      ---------------------------------------------------------------------------------------------
                                                ACCUMULATION UNIT VALUE         ACCUMULATION UNITS
                                          -----------------------------------     OUTSTANDING AT
      SUBACCOUNT                   YEAR   BEGINNING OF PERIOD   END OF PERIOD     END OF PERIOD
      ---------------------------------------------------------------------------------------------
      NEW AMERICA GROWTH           2009         $16.16               $24.07           89,608
                                   ----------------------------------------------------------------
                                   2008          26.31                16.16           94,617
                                   ----------------------------------------------------------------
                                   2007          23.26                26.31          101,519
                                   ----------------------------------------------------------------
                                   2006          21.79                23.26          108,020
                                   ----------------------------------------------------------------
                                   2005          20.97                21.79          122,898
                                   ----------------------------------------------------------------
                                   2004          19.01                20.97          126,686
                                   ----------------------------------------------------------------
                                   2003          14.15                19.01          133,644
                                   ----------------------------------------------------------------
                                   2002          19.85                14.15          139,114
                                   ----------------------------------------------------------------
                                   2001          22.64                19.85          140,789
                                   ----------------------------------------------------------------
                                   2000          25.47                22.64          157,544
      ---------------------------------------------------------------------------------------------
      MID-CAP GROWTH               2009          19.97                28.92          176,349
                                   ----------------------------------------------------------------
                                   2008          33.33                19.97          210,640
                                   ----------------------------------------------------------------
                                   2007          28.52                33.33          218,182
                                   ----------------------------------------------------------------
                                   2006          26.89                28.52          230,872
                                   ----------------------------------------------------------------
                                   2005          23.57                26.89          240,360
                                   ----------------------------------------------------------------
                                   2004          20.02                23.57          229,651
                                   ----------------------------------------------------------------
                                   2003          14.55                20.02          183,830
                                   ----------------------------------------------------------------
                                   2002          18.58                14.55          190,474
                                   ----------------------------------------------------------------
                                   2001          18.86                18.58          192,879
                                   ----------------------------------------------------------------
                                   2000          17.65                18.86          213,613
      ---------------------------------------------------------------------------------------------
      EQUITY INCOME                2009          23.51                29.37          159,050
                                   ----------------------------------------------------------------
                                   2008          37.00                23.51          167,200
                                   ----------------------------------------------------------------
                                   2007          36.03                37.00          184,360
                                   ----------------------------------------------------------------
                                   2006          30.45                36.03          196,482
                                   ----------------------------------------------------------------
                                   2005          29.47                30.45          213,636
                                   ----------------------------------------------------------------
                                   2004          25.78                29.47          204,994
                                   ----------------------------------------------------------------
                                   2003          20.66                25.78          206,021
                                   ----------------------------------------------------------------
                                   2002          23.91                20.66          203,265
                                   ----------------------------------------------------------------
                                   2001          23.69                23.91          210,018
                                   ----------------------------------------------------------------
                                   2000          21.07                23.69          205,580
      ---------------------------------------------------------------------------------------------
      PERSONAL STRATEGY BALANCED   2009          22.19                29.16           90,158
                                   ----------------------------------------------------------------
                                   2008          31.82                22.19           97,988
                                   ----------------------------------------------------------------
                                   2007          29.74                31.82          103,294
                                   ----------------------------------------------------------------
                                   2006          26.73                29.74           87,917
                                   ----------------------------------------------------------------
                                   2005          25.26                26.73           84,666
                                   ----------------------------------------------------------------
                                   2004          22.51                25.26           76,223
                                   ----------------------------------------------------------------
                                   2003          18.14                22.51           79,935
                                   ----------------------------------------------------------------
                                   2002          19.78                18.14           78,032
                                   ----------------------------------------------------------------
                                   2001          20.38                19.78           81,844
                                   ----------------------------------------------------------------
                                   2000          19.44                20.38           82,652
      ---------------------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   12
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------
                                                ACCUMULATION UNIT VALUE         ACCUMULATION UNITS
                                          -----------------------------------     OUTSTANDING AT
      SUBACCOUNT                   YEAR   BEGINNING OF PERIOD   END OF PERIOD     END OF PERIOD
      ---------------------------------------------------------------------------------------------
      BLUE CHIP GROWTH             2009           6.61                 9.35           43,566
                                   ----------------------------------------------------------------
                                   2008          11.56                 6.61           44,726
                                   ----------------------------------------------------------------
                                   2007          10.31                11.56           56,199
                                   ----------------------------------------------------------------
                                   2006           9.46                10.31           39,646
                                   ----------------------------------------------------------------
                                   2005           8.98                 9.46           26,279
                                   ----------------------------------------------------------------
                                   2004           8.30                 8.98           26,740
                                   ----------------------------------------------------------------
                                   2003           6.49                 8.30           16,786
                                   ----------------------------------------------------------------
                                   2002           8.57                 6.49            9,755
                                   ----------------------------------------------------------------
                                   2001(1)       10.00                 8.57            7,778
      ---------------------------------------------------------------------------------------------
      HEALTH SCIENCES              2009          10.22                13.37           54,744
                                   ----------------------------------------------------------------
                                   2008          14.47                10.22           52,287
                                   ----------------------------------------------------------------
                                   2007          12.33                14.47           49,967
                                   ----------------------------------------------------------------
                                   2006          11.40                12.33           48,737
                                   ----------------------------------------------------------------
                                   2005          10.11                11.40           45,041
                                   ----------------------------------------------------------------
                                   2004           8.79                10.11           35,797
                                   ----------------------------------------------------------------
                                   2003           6.49                 8.79           22,190
                                   ----------------------------------------------------------------
                                   2002           9.07                 6.49           20,768
                                   ----------------------------------------------------------------
                                   2001(1)       10.00                 9.07           12,913
      ---------------------------------------------------------------------------------------------
      EQUITY INDEX 500             2009           7.39                 9.26           51,185
                                   ----------------------------------------------------------------
                                   2008          11.86                 7.39           53,974
                                   ----------------------------------------------------------------
                                   2007          11.34                11.86           52,826
                                   ----------------------------------------------------------------
                                   2006           9.89                11.34           69,055
                                   ----------------------------------------------------------------
                                   2005           9.48                 9.89           69,684
                                   ----------------------------------------------------------------
                                   2004           8.64                 9.48           61,287
                                   ----------------------------------------------------------------
                                   2003           6.77                 8.64           53,009
                                   ----------------------------------------------------------------
                                   2002           8.76                 6.77           46,366
                                   ----------------------------------------------------------------
                                   2001(1)       10.00                 8.76           44,260
      ---------------------------------------------------------------------------------------------
      LIMITED-TERM BOND            2009          17.61                18.96           58,385
                                   ----------------------------------------------------------------
                                   2008          17.43                17.61           35,187
                                   ----------------------------------------------------------------
                                   2007          16.62                17.43           68,422
                                   ----------------------------------------------------------------
                                   2006          16.06                16.62           40,255
                                   ----------------------------------------------------------------
                                   2005          15.87                16.06           36,808
                                   ----------------------------------------------------------------
                                   2004          15.79                15.87           31,394
                                   ----------------------------------------------------------------
                                   2003          15.22                15.79           42,882
                                   ----------------------------------------------------------------
                                   2002          14.52                15.22           38,433
                                   ----------------------------------------------------------------
                                   2001          13.47                14.52           35,856
                                   ----------------------------------------------------------------
                                   2000          12.39                13.47           29,737
      ---------------------------------------------------------------------------------------------
      PRIME RESERVE                2009          14.34                14.31           67,890
                                   ----------------------------------------------------------------
                                   2008          14.04                14.34          106,718
                                   ----------------------------------------------------------------
                                   2007          13.46                14.04           79,566
                                   ----------------------------------------------------------------
                                   2006          12.94                13.46           67,473
                                   ----------------------------------------------------------------
                                   2005          12.66                12.94           99,089
                                   ----------------------------------------------------------------
                                   2004          12.62                12.66           93,879
                                   ----------------------------------------------------------------
                                   2003          12.60                12.62           57,037
                                   ----------------------------------------------------------------
                                   2002          12.49                12.60          101,514
                                   ----------------------------------------------------------------
                                   2001          12.07                12.49           95,437
                                   ----------------------------------------------------------------
                                   2000          11.44                12.07           81,799
      ---------------------------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------
                                                ACCUMULATION UNIT VALUE         ACCUMULATION UNITS
                                          -----------------------------------     OUTSTANDING AT
      SUBACCOUNT                   YEAR   BEGINNING OF PERIOD   END OF PERIOD     END OF PERIOD
      ---------------------------------------------------------------------------------------------
      INTERNATIONAL STOCK          2009          11.82                17.92          106,573
                                   ----------------------------------------------------------------
                                   2008          23.17                11.82          107,881
                                   ----------------------------------------------------------------
                                   2007          20.62                23.17          144,006
                                   ----------------------------------------------------------------
                                   2006          17.41                20.62          104,018
                                   ----------------------------------------------------------------
                                   2005          15.08                17.41          104,267
                                   ----------------------------------------------------------------
                                   2004          13.33                15.08           96,630
                                   ----------------------------------------------------------------
                                   2003          10.27                13.33           94,869
                                   ----------------------------------------------------------------
                                   2002          12.64                10.27          102,145
                                   ----------------------------------------------------------------
                                   2001          16.34                12.64          109,040
                                   ----------------------------------------------------------------
                                   2000          19.99                16.34          131,100
      ---------------------------------------------------------------------------------------------

      (1)   Subaccount commenced operations February 1, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly-owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.


PURCHASE TRANSACTION AND DEMUTUALIZATION

      The following describes a proposed transaction (the "Transaction") affecting the Company, its parent, Security Benefit, and Security Benefit Mutual Holding Company ("SBMHC"), the parent company of Security Benefit and the ultimate parent company of the Company.

      PURCHASE TRANSACTION

      On February 15, 2010, SBMHC and certain affiliates entered into definitive agreements with an investor group led by Guggenheim Partners, LLC, which is a global, independent, privately-held, diversified financial services firm with more than $100 billion in assets under supervision. Pursuant to this agreement, a special purpose vehicle owned by the investor group and managed by an affiliate of Guggenheim Partners LLC (the "Investors") would receive a 100% ownership stake in Security Benefit and consequently acquire control of the Company in a proposed purchase transaction. The purchase transaction's closing is expected to take place on or about May 31, 2010, although it is subject to various conditions, including regulatory approvals, and may be delayed or even terminated due to unforeseen circumstances.

      After the purchase transaction's closing, the Company would remain a direct wholly-owned subsidiary of Security Benefit, and Security Benefit would become a direct wholly-owned subsidiary of the Investors.

      DEMUTUALIZATION

      The purchase transaction, if effected, would be accompanied by the demutualization of SBMHC, pursuant to which eligible members would receive, subject to certain creditor claims that might be made against SBMHC, cash payments or policy credits (depending on their specific circumstances) in connection with the extinguishment of their SBMHC membership interests. However, insurance policies (including the Contracts) issued by the Company do not create a membership interest in SBMHC. Because Contract owners do not hold membership interests in SBMHC, they are not eligible to vote on the demutualization or receive consideration in the demutualization.

      Upon funding for or distribution of the cash payments or policy credits to its members, SBMHC would be dissolved as part of the demutualization. Completion of the demutualization is a condition to closing of the purchase transaction. The Transaction has been approved by the SBMHC Board of Directors and is subject to regulatory approval and approval by SBMHC's members. The SBMHC Board has approved the submission of a plan of demutualization and dissolution to the Kansas Insurance Department for approval.

      IMPACT OF DEMUTUALIZATION

      The demutualization would not result in any changes to the terms of the Contracts. For example, the demutualization would not affect your Contract premiums, and it would not reduce your Contract benefits. All premiums and Contract benefits would continue to be governed by the terms of your Contract and by applicable law. For more information on the Transaction, you may access a Member

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------

      Information Booklet (which is a detailed information statement regarding the Transaction that was sent to all SBMHC members entitled to vote on the demutualization) by visiting our website at https://www.securitybenefit.com/#1294 or by contacting us at 1-800-888-2461. Among other things, the Member Information Booklet notes a number of factors that relate to the decision by SBMHC's board of directors to recommend the Transaction to its members.


PUBLISHED RATINGS

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 11, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the distributor, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See "Substitution of Investments." For more information about the distributor, see "Distribution of the Contract."

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

THE FUNDS

      Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

      Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

      Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Portfolios also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio's Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.

      A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectuses of the Portfolios, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment objective of the New America Growth Portfolio is to seek to provide long-term growth of capital through investments primarily in the common stocks of growth companies.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO*

      The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

      T. ROWE PRICE EQUITY INCOME PORTFOLIO

      The investment objective of the Equity Income Portfolio is to seek to provide substantial dividend income as well as capital appreciation by investing primarily in common stocks of established companies.

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------

      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO**

      The investment objective of the Equity Index 500 Portfolio is to seek to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality U.S.
      dollar-denominated money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

       * The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

      ** "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------

THE INVESTMENT ADVISERS

      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

      The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company's selection criteria.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.

      If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT


      The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------

      ASSETS IN THE SEPARATE ACCOUNT

      Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT

      Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS

      You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS

      We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available without charge by writing to the T. Rowe Price Variable Annuity Service Center at P.O. Box 750440, Topeka, Kansas 66675-0440, or by calling the T. Rowe Price Variable Annuity Service Center at 1-800-469-6587. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------

      an application by contacting the Administrative Office. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for exchanges, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

VARIABLE ANNUITY PROSPECTUS                                                   21
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ALLOCATION OF PURCHASE PAYMENTS

      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account in the manner described in "Exchanges of Account Value."

DOLLAR COST AVERAGING OPTION

      Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at its Administrative Office. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company

VARIABLE ANNUITY PROSPECTUS                                                   22
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      will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Administrative Office. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if exchanges were made on a monthly basis, or one quarter if exchanges were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.

      You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account."

ASSET REBALANCING OPTION

      Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at its Administrative Office. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on

VARIABLE ANNUITY PROSPECTUS                                                   23
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      which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form has been completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company's Administrative Office. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.

      Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under "The Fixed Interest Account."

EXCHANGES OF ACCOUNT VALUE

      You may exchange Account Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

      The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in "The Fixed Interest Account." The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments."

      FREQUENT EXCHANGE RESTRICTIONS

      The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large

VARIABLE ANNUITY PROSPECTUS                                                   24
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      exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount (regardless of the number of previous exchanges the Owner has made during the Contract Year). In making this determination, we monitor exchanges among the Subaccounts and consider among other things, the following factors:

            >     The total dollar amount being exchanged;

            > The number of exchanges you made within the previous three months;

            >     Exchanges to and from (or from and to) the same Subaccount;

            > Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

            > Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.


      In addition, if you make a certain number of exchanges from a Subaccount followed by an exchange to that Subaccount (or to a Subaccount followed by an exchange from that Subaccount) ("round trip exchanges") during the prior three-month period (or such shorter period as specified in the chart below), the Company will prohibit further exchanges to that Subaccount until such exchange may be made without violating the number of round trip exchanges permitted (please see the chart below).

      TABLE 5

      ---------------------------------------------------------------------------------------------
                                                                                NUMBER OF ROUND
                                         SUBACCOUNT                             TRIP EXCHANGES*
      ---------------------------------------------------------------------------------------------
      T. Rowe Price Prime Reserve                                                  Unlimited

      T. Rowe Price New America Growth, T. Rowe Price Equity Income, T. Rowe           1
      Price Personal Strategy Balanced, T. Rowe Price Blue Chip Growth,
      T. Rowe Price Health Sciences, T. Rowe Price Equity Index 500, T. Rowe
      Price Limited-Term Bond, T. Rowe Price Mid-Cap Growth, T. Rowe Price
      International Stock
      ---------------------------------------------------------------------------------------------

      * Number of round trip exchanges that can be made in any three-month period before the Company will prohibit further exchanges to that Subaccount. Exchanges to the Subaccount will be prohibited until such exchange may be made without violating the number of round trip exchanges set forth above.

VARIABLE ANNUITY PROSPECTUS                                                   25
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      In addition to the Company's own frequent exchange procedures, the
      Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio's manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios' frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

      Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio's policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the number of "round trip exchanges" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate exchanges made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

VARIABLE ANNUITY PROSPECTUS                                                   26
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      Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

ACCOUNT VALUE

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

      On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Account Value." Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      Your Account Value will vary to a degree that depends upon several factors, including

      > Investment performance of the Subaccounts to which you have allocated Account Value,

      >     Interest credited to the Fixed Interest Account,

      >     Payment of purchase payments,

      >     Full and partial withdrawals,

      >     Annuity Payments under Options 5 through 7, and

      >     Charges assessed in connection with the Contract.

      The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolio. The investment performance of a Subaccount will reflect increases or decreases in the net asset value

VARIABLE ANNUITY PROSPECTUS                                                   27
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      per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.

      In addition, other transactions including full or partial withdrawals, exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

CUT-OFF TIMES

      Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals, death benefit payments, and purchase payments.

FULL AND PARTIAL WITHDRAWALS

      An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for qualified Plans and applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See "Annuity Payments" for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at its Administrative

VARIABLE ANNUITY PROSPECTUS                                                   28
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      Office; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company. See "Premium Tax Charges."

      You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See "Premium Tax Charge." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS

      The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the Company at its Administrative Office. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the Company at its Administrative Office at least 30 days in

VARIABLE ANNUITY PROSPECTUS                                                   29
--------------------------------------------------------------------------------

      advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.


      If an Owner is enrolled in the Dollar Cost Averaging or Asset Rebalancing Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Rebalancing Options.


      In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

      The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance contract). Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

DEATH BENEFIT

      You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below.

VARIABLE ANNUITY PROSPECTUS                                                   30
--------------------------------------------------------------------------------

      If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. The amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

      1. The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office,

      2. The sum of all purchase payments less any reductions caused by previous withdrawals, or

      3.    The stepped-up death benefit.

      The stepped-up death benefit is:

      > the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

      > any purchase payments made since the applicable fifth annual Contract anniversary, less

      >     any withdrawals since the applicable anniversary.

      If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75 (or the Annuitant was older than age 75 if the Owner is not a natural person), the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

      Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.

DISTRIBUTION REQUIREMENTS

      For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse's death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated

VARIABLE ANNUITY PROSPECTUS                                                   31
--------------------------------------------------------------------------------

      Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.


      Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.


      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

      If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Annuity Options."

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution and administrative expenses.

VARIABLE ANNUITY PROSPECTUS                                                   32
--------------------------------------------------------------------------------

PREMIUM TAX CHARGE

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter. No premium tax is currently imposed in the State of New York.

OTHER CHARGES

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

GUARANTEE OF CERTAIN CHARGES

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES

      Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio's net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You may select the Annuity Payout Date at the time of application. The Contract provides that you may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the fifth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, and the Company will not enforce the Contract provision, which provides that you may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

      On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed

VARIABLE ANNUITY PROSPECTUS                                                   33
--------------------------------------------------------------------------------

      Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

      TABLE 6

      -----------------------------------------------------------------------------------------------------------
                                                                                             COMBINATION VARIABLE
         ANNUITY OPTION                                   VARIABLE ANNUITY   FIXED ANNUITY     AND FIXED ANNUITY
      -----------------------------------------------------------------------------------------------------------
         Option 1 - Life Income                                  X                 X
      -----------------------------------------------------------------------------------------------------------
         Option 2 - Life Income with Period Certain              X                 X
      -----------------------------------------------------------------------------------------------------------
         Option 3 - Life Income with Installment Refund          X                 X
      -----------------------------------------------------------------------------------------------------------
         Option 4 - Joint and Last Survivor                      X                 X
      -----------------------------------------------------------------------------------------------------------
         Option 5 - Payments for a Specified Period              X                 X                   X
      -----------------------------------------------------------------------------------------------------------
         Option 6 - Payments of a Specified Amount               X                 X                   X
      -----------------------------------------------------------------------------------------------------------
         Option 7 - Age Recalculation                            X                 X                   X
      -----------------------------------------------------------------------------------------------------------

      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

      You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company at its Administrative Office. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $15 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the Company's Administrative Office.

EXCHANGES AND WITHDRAWALS

      During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company's Administrative Office. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

      The Owner may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                   34
--------------------------------------------------------------------------------

      Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value are available, however, during the Annuity Period under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS

      The Contract provides for seven Annuity Options. The Company may make other Annuity Options available upon request. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. Please note that any amount the Company guarantees under an Annuity Option is subject to the Company's financial strength and claims-paying ability. The Annuity Options are set forth below.

      OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT AND LAST SURVIVOR Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If,

VARIABLE ANNUITY PROSPECTUS                                                   35
--------------------------------------------------------------------------------

      at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Payout Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

VARIABLE ANNUITY PROSPECTUS                                                   36
--------------------------------------------------------------------------------

      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount. An example is set forth below of an Annuity Payment calculation under Option 2, assuming purchase of a Contract by a 60-year-old male with Account Value of $100,000.

      TABLE 7

      --------------------------------------------------------------------------

      Account Value                 $    100,000       $  100,000
      Premium Tax                   -          0       ----------  = 100
                                    ------------       $    1,000
      Proceeds Under the Contract   $    100,000

      Amount determined by reference to annuity table for a male, age 60 under Option 2 ..   $   4.78
      First Variable Annuity Payment (100 x $4.78) .......................................   $    478

                               ALLOCATION OF      FIRST VARIABLE           PAYMENT UNIT              NUMBER OF PAYMENT
                               ACCOUNT VALUE     ANNUITY PAYMENT         VALUE ON ANNUITY         UNITS USED TO DETERMINE
      SUBACCOUNT            UNDER THE CONTRACT      ALLOCATION              PAYOUT DATE             SUBSEQUENT PAYMENTS
      Equity Income                50 %             $  239.00       /         $ 1.51         =            158.2781
      International Stock          50 %                239.00       /           1.02         =            234.3137
                                                    ---------
                                                    $  478.00

                            Number of Payment Units Used to          Payment Unit Value on          Amount of Subsequent
      Subaccount             Determine Subsequent Payments          Subsequent Payment Date           Annuity Payment
      Equity Income                     158.2781               x           $   1.60            =         $  253.24
      International Stock               234.3137               x               1.10            =            257.74
                                                                                                         ---------
      Subsequent Variable Annuity Payment ............................................................   $  510.98

      --------------------------------------------------------------------------

ASSUMED INTEREST RATE

      As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline

VARIABLE ANNUITY PROSPECTUS                                                   37
--------------------------------------------------------------------------------

      more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. The disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."

      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.

INTEREST

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and is an annual effective rate of 3% based upon the requirements of New York law. Such interest will be paid regardless of the actual investment experience of the Fixed Interest Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a "Guarantee Period"). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at

VARIABLE ANNUITY PROSPECTUS                                                   38
--------------------------------------------------------------------------------

      another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

      For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order:
      (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

      If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

DEATH BENEFIT

      The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES

      Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

VARIABLE ANNUITY PROSPECTUS                                                   39
--------------------------------------------------------------------------------

      Currently, the Company will allow Contractowners to make an exchange from the Fixed Interest Account at times other than the calendar month in which the Guarantee Period expires if a Contractowner requests a waiver of the limitation on exchanges from the Fixed Interest Account by calling or writing the T. Rowe Price Variable Annuity Service Center. The Company may discontinue such waivers at any time.

      Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or (ii) the amount remaining in the Fixed Interest Account.

      If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

      You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      The Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP

      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters," below.

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

VARIABLE ANNUITY PROSPECTUS                                                   40
--------------------------------------------------------------------------------

DESIGNATION AND CHANGE OF BENEFICIARY

      The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

      The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received by the Company's Administrative Office. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

      > During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

      > During which trading on the New York Stock Exchange is restricted as determined by the SEC,

      > During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

      > For such other periods as the SEC may by order permit for the protection of investors.

      The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

VARIABLE ANNUITY PROSPECTUS                                                   41
--------------------------------------------------------------------------------

MISSTATEMENTS

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Designated Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state

VARIABLE ANNUITY PROSPECTUS                                                   42
--------------------------------------------------------------------------------

      or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).


      OWNER CONTROL

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. While the Company does not think that such will be the case, these differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.


      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      >     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code
            Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

VARIABLE ANNUITY PROSPECTUS                                                   43
--------------------------------------------------------------------------------

      > SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.


      > ANNUITY PAYMENTS For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.


      > PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);
            (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
            (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

            If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      ADDITIONAL CONSIDERATIONS

      > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

VARIABLE ANNUITY PROSPECTUS                                                   44
--------------------------------------------------------------------------------


            Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.


            Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      > GIFT OF ANNUITY CONTRACTS Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      > CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      > MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

            In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment,

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            selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 or a Roth IRA under Section 408A, of the Code.

      If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distributions for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Contractowners, Annuitants, and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

      The following is a brief description of Qualified Plans and the use of the Contract therewith:

      >     SECTION 408

            INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


            IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible

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            basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.

            Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2010). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $167,000 and $177,000 in 2010. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


            Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.


            An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).


            If an individual dies before reaching his or her required beginning date, the individual's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

            If an individual dies after reaching his or her required beginning date, the individual's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

            Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

            Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts, from a traditional IRA may be eligible to be rolled over to another traditional IRA.

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VARIABLE ANNUITY PROSPECTUS                                                   47
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            The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

      >     SECTION 408A


            ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($167,000 to $177,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

            Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life time. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      >     TAX PENALTIES

            PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions:
            (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary;
            (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."

            MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

      >     WITHHOLDING

            Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The

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VARIABLE ANNUITY PROSPECTUS                                                   48
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            amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

            Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

            The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS

      FEDERAL ESTATE TAXES

      While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010

      In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

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      FOREIGN TAX CREDITS

      We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.


      MEDICARE TAX

      Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.



OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to

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      the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

      The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

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      You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES

      If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed with the Company, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, or your service provider's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.

      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment Services, Inc. ("Investment Services") is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account for its services as distributor of the Contract.

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LEGAL PROCEEDINGS

      The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Investment Services' ability to perform its contract with the Separate Account.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

VARIABLE ANNUITY PROSPECTUS                                                   53
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS


      The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Statement of Additional Information for T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-239-4703 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 2788, Topeka, Kansas 66601-9804. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

      General Information and History

      -----------------------------------------------------------------

      Distribution of the Contract
      -----------------------------------------------------------------

      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      -----------------------------------------------------------------

      Performance Information
      -----------------------------------------------------------------

      Independent Registered Public Accounting Firm
      -----------------------------------------------------------------

      Financial Statements
      -----------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



      T. ROWE PRICE VARIABLE ANNUITY
      STATEMENT OF ADDITIONAL INFORMATION


      DATE: MAY 1, 2010


      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
      --------------------------------------------------------------------------------------------------------------
      ISSUED BY:                                            MAILING ADDRESS:

      First Security Benefit Life Insurance                 First Security Benefit Life Insurance
         and Annuity Company of New York                       and Annuity Company of New York
      800 Westchester Avenue, Suite 641N.                   c/o T. Rowe Price Variable Annuity Service Center
      Rye Brook, New York 10573                             P.O. Box 2788
      1-800-355-4570                                        Topeka, Kansas 66601-9804
                                                            1-800-239-4703



      This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2010. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-239-4703 or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.


                                                                         K15-042

STATEMENT OF ADDITIONAL INFORMATION                                            2
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

        General Information and History                                   3
        ---------------------------------------------------------------------

        Distribution of the Contract                                      3
        ---------------------------------------------------------------------

        Limits on Premiums Paid Under Tax-Qualified Retirement Plans      3
        ---------------------------------------------------------------------

        Performance Information                                           4
        ---------------------------------------------------------------------

        Independent Registered Public Accounting Firm                     5
        ---------------------------------------------------------------------

        Financial Statements                                              5
        ---------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

      For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

      The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

      T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A


      Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $5,000 or (ii) 100% of the individual's taxable compensation. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.

      Spousal IRAs allow an Owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or (ii) 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


      Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code.
      Section 402(h) currently limits employer contributions and salary reduction contributions

STATEMENT OF ADDITIONAL INFORMATION                                            4
--------------------------------------------------------------------------------
      (if permitted) under a simplified employee pension plan to the lesser of
      (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

      Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

      The Company does not currently calculate yield or effective yield for the Prime Reserve Subaccount. Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                       YIELD = 2[(a - b + 1)(6) - 1]
                                  -----
                                    cd

           where    a =  net investment income earned during the period by the
                         Portfolio attributable to shares owned by the Subaccount,

                    b = expenses accrued for the period (net of any reimbursements),

                    c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

                    d = the maximum offering price per Accumulation Unit on the last day of the period.

      Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by total return figures that reflect the deduction of the mortality and expense risk charge since the date of inception of the Separate Account or Subaccount.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

      Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and
      (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


      The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


      The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008, are set forth herein, following this section.


      The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statements

T. Rowe Price Variable Annuity Account of First Security
Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 2009
With Report of Independent Registered Public Accounting Firm

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York


                              Financial Statements

                          Year Ended December 31, 2009



                                    CONTENTS

Report of Independent Registered Public Accounting Firm                        1

Audited Financial Statements

Statements of Net Assets                                                       3
Statements of Operations                                                       5
Statements of Changes in Net Assets                                            7
Notes to Financial Statements                                                 10

            Report of Independent Registered Public Accounting Firm

The Contract Owners
T. Rowe Price Variable Annuity Account of First Security Benefit
  Life Insurance and Annuity Company of New York
    and
The Board of Directors
First Security Benefit Life Insurance and
  Annuity Company of New York

We have audited the accompanying statements of net assets of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the New America Growth, Mid-Cap Growth, Equity Income, Personal Strategy Balanced, Blue Chip Growth, Health Sciences, Equity Index 500, Limited-Term Bond, Prime Reserve, and International Stock subaccounts, as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Kansas City, Missouri
April 30, 2010

                                    T. Rowe Price Variable Annuity Account
                                   of First Security Benefit Life Insurance
                                        and Annuity Company of New York

                                           Statements of Net Assets

                                               December 31, 2009

                                                                                    PERSONAL
                                  NEW AMERICA       MID-CAP                         STRATEGY       BLUE CHIP
                                     GROWTH          GROWTH      EQUITY INCOME      BALANCED         GROWTH
                                 ------------------------------------------------------------------------------
Assets:
  Mutual funds, at market value  $    2,156,878  $    5,101,618  $    4,671,438  $    2,628,803  $      407,957
                                 ------------------------------------------------------------------------------
Total assets                          2,156,878       5,101,618       4,671,438       2,628,803         407,957
                                 ------------------------------------------------------------------------------
Net assets                       $    2,156,878  $    5,101,618  $    4,671,438  $    2,628,803  $      407,957
                                 ==============================================================================

Units outstanding                        89,608         176,349         159,050          90,158          43,566

Unit value                       $        24.07  $        28.92  $        29.37  $        29.16  $         9.35

Mutual funds, at cost            $    2,308,535  $    4,848,770  $    5,248,280  $    2,730,939  $      431,138
Mutual fund shares                      112,866         252,430         264,671         160,098          42,319

See accompanying notes.

                                    T. Rowe Price Variable Annuity Account
                                   of First Security Benefit Life Insurance
                                        and Annuity Company of New York

                                     Statements of Net Assets (continued)

                                               December 31, 2009

                                     HEALTH       EQUITY INDEX    LIMITED-TERM                   INTERNATIONAL
                                    SCIENCES          500             BOND       PRIME RESERVE       STOCK
                                 ------------------------------------------------------------------------------
Assets:
  Mutual funds, at market value  $      732,065  $      473,886  $    1,107,356  $      972,022  $    1,909,110
                                 ------------------------------------------------------------------------------
Total assets                            732,065         473,886       1,107,356         972,022       1,909,110
                                 ------------------------------------------------------------------------------
Net assets                       $      732,065  $      473,886  $    1,107,356  $      972,022  $    1,909,110
                                 ==============================================================================

Units outstanding                        54,744          51,185          58,385          67,890         106,573

Unit value                       $        13.37  $         9.26  $        18.96  $        14.31  $        17.92

Mutual funds, at cost            $      621,650  $      532,900  $    1,089,523  $      972,022  $    2,279,332
Mutual fund shares                       56,926          56,015         219,713         972,022         155,592

See accompanying notes.

                                         T. Rowe Price Variable Annuity Account
                                        of First Security Benefit Life Insurance
                                             and Annuity Company of New York

                                                Statements of Operations

                                              Year Ended December 31, 2009

                                                                                            PERSONAL
                                        NEW AMERICA        MID-CAP                          STRATEGY         BLUE CHIP
                                          GROWTH           GROWTH        EQUITY INCOME      BALANCED          GROWTH
                                      -----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions              $            -   $            -   $       79,598   $       49,560   $            -
  Expenses:
    Mortality and expense risk
    charge                                    (9,854)         (23,540)         (21,801)         (12,600)          (1,890)
                                      -----------------------------------------------------------------------------------
Net investment income (loss)                  (9,854)         (23,540)          57,797           36,960           (1,890)

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                    -            5,026                -                -                -
    Realized capital gain (loss) on
      sales of fund shares                   (92,666)        (395,189)        (187,745)         (96,400)         (30,492)
    Change in unrealized
      appreciation/depreciation on
      investments during the year            800,435        1,893,457        1,037,865          674,960          148,575
                                      -----------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 707,769        1,503,294          850,120          578,560          118,083
                                      ------------------------------------------------------------------  ---------------
Net increase (decrease) in net
  assets from operations              $      697,915   $    1,479,754   $      907,917   $      615,520   $      116,193
                                      ===================================================================================

See accompanying notes.

                                          T. Rowe Price Variable Annuity Account
                                         of First Security Benefit Life Insurance
                                              and Annuity Company of New York

                                           Statements of Operations (continued)

                                               Year Ended December 31, 2009

                                                            EQUITY INDEX    LIMITED-TERM                     INTERNATIONAL
                                         HEALTH SCIENCES        500             BOND        PRIME RESERVE        STOCK
                                        -----------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                $              -   $       8,174   $      30,471   $        5,956   $       42,749
  Expenses:
    Mortality and expense risk charge             (3,313)         (2,320)         (4,813)          (7,533)          (8,359)
                                        -----------------------------------------------------------------------------------
Net investment income (loss)                      (3,313)          5,854          25,658           (1,577)          34,390

Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                        -               -               -                -                -
    Realized capital gain (loss) on
      sales of fund shares                       (10,347)         (4,790)          1,126                -          (91,147)
    Change in unrealized
      appreciation/depreciation on
      investments during the year                173,902          99,944          34,193                -          692,943
                                        -----------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                     163,555          95,154          35,319                -          601,796
                                        -----------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from operations                $        160,242   $     101,008   $      60,977   $       (1,577)  $      636,186
                                        ===================================================================================

See accompanying notes.

                                        T. Rowe Price Variable Annuity Account
                                       of First Security Benefit Life Insurance
                                            and Annuity Company of New York

                                          Statements of Changes in Net Assets

                                        Years Ended December 31, 2009 and 2008

                                           NEW AMERICA GROWTH           MID-CAP GROWTH              EQUITY INCOME
                                           2009          2008         2009          2008         2009          2008
                                        -------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $   (9,854)  $   (12,312)  $  (23,540)  $   (32,829)  $   57,797   $    98,606
    Capital gains distributions                  -        97,577        5,026       326,413            -       175,150
    Realized capital gain (loss) on
      sales of fund shares                 (92,666)      (32,528)    (395,189)       27,632     (187,745)     (143,379)
    Change in unrealized
      appreciation/depreciation on
      investments during the year          800,435    (1,041,125)   1,893,457    (3,155,528)   1,037,865    (2,495,809)
                                        -------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations             697,915      (988,388)   1,479,754    (2,834,312)     907,917    (2,365,432)

  From contract owner
    transactions:
    Variable annuity deposits               19,093        21,725       50,027        73,309       57,426       288,246
    Terminations and withdrawals          (141,032)      (80,016)    (659,501)     (254,726)    (148,933)     (444,421)
    Annuity payments                             -             -       (6,908)            -      (16,282)            -
    Transfers between
      subaccounts, net                      51,818       (95,483)      31,523       (50,585)     (60,125)     (369,278)
    Mortality adjustment                         -             -           12             -           29             -
                                        -------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                           (70,121)     (153,774)    (584,847)     (232,002)    (167,885)     (525,453)
                                        -------------------------------------------------------------------------------
Net increase (decrease) in net assets      627,794    (1,142,162)     894,907    (3,066,314)     740,032    (2,890,885)
Net assets at beginning of year          1,529,084     2,671,246    4,206,711     7,273,025    3,931,406     6,822,291
                                        -------------------------------------------------------------------------------
Net assets at end of year               $2,156,878   $ 1,529,084   $5,101,618   $ 4,206,711   $4,671,438   $ 3,931,406
                                        ===============================================================================


                                        PERSONAL STRATEGY BALANCED
                                           2009          2008
                                        -------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $   36,960   $    56,613
    Capital gains distributions                  -        20,241
    Realized capital gain (loss) on
      sales of fund shares                 (96,400)     (102,860)
    Change in unrealized
      appreciation/depreciation on
      investments during the year          674,960    (1,030,737)
                                        -------------------------
  Net increase (decrease) in
    net assets from operations             615,520    (1,056,743)

  From contract owner
    transactions:
    Variable annuity deposits               37,841        56,838
    Terminations and withdrawals          (188,660)     (229,463)
    Annuity payments                       (28,008)            -
    Transfers between
      subaccounts, net                      17,625       116,751
    Mortality adjustment                        52             -
                                        -------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (161,150)      (55,874)
                                        -------------------------
Net increase (decrease) in net assets      454,370    (1,112,617)
Net assets at beginning of year          2,174,433     3,287,050
                                        -------------------------
Net assets at end of year               $2,628,803   $ 2,174,433
                                        =========================

See accompanying notes.

                                             T. Rowe Price Variable Annuity Account
                                            of First Security Benefit Life Insurance
                                                 and Annuity Company of New York

                                         Statements of Changes in Net Assets (continued)

                                             Years Ended December 31, 2009 and 2008

                                     BLUE CHIP GROWTH         HEALTH SCIENCES        EQUITY INDEX 500       LIMITED-TERM BOND
                                    2009         2008        2009        2008       2009        2008        2009         2008
                                  -----------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets:
  From operations:
    Net investment
      income (loss)               $ (1,890)  $    (3,101)  $ (3,313)  $  (3,617)  $  5,854   $   8,224   $   25,658   $   27,164
    Capital gains
      distributions                      -             -          -       6,483          -           -            -            -
    Realized capital
      gain (loss) on
      sales of fund shares         (30,492)       28,802    (10,347)      3,175     (4,790)     (6,845)       1,126           61
    Change in unrealized
      appreciation/depreciation
      on investments during
      the year                     148,575      (279,755)   173,902    (228,674)    99,944    (251,842)      34,193      (17,360)
                                  -----------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from
    operations                     116,193      (254,054)   160,242    (222,633)   101,008    (250,463)      60,977        9,865

  From contract owner
    transactions:
    Variable annuity deposits        2,764        58,776      3,931      41,390      2,143      22,239       65,945       44,504
    Terminations and
      withdrawals                  (31,381)   (1,629,783)   (21,524)          -     (5,119)    (11,350)     (13,784)     (53,982)
    Annuity payments                     -             -          -           -     (1,803)          -      (18,455)           -
    Transfers between
      subaccounts, net              24,211     1,471,367     55,298      (7,758)   (20,922)     11,995      392,876     (573,673)
    Mortality adjustment                 -             -          -           -          5           -           29            -
                                  -----------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from contract
    owner transactions              (4,406)      (99,640)    37,705      33,632    (25,696)     22,884      426,611     (583,151)
                                  -----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                           111,787      (353,694)   197,947    (189,001)    75,312    (227,579)     487,588     (573,286)
Net assets at beginning of year    296,170       649,864    534,118     723,119    398,574     626,153      619,768    1,193,054
                                  -----------------------------------------------------------------------------------------------
Net assets at end of year         $407,957   $   296,170   $732,065   $ 534,118   $473,886   $ 398,574   $1,107,356   $  619,768
                                  ===============================================================================================

See accompanying notes.

                         T. Rowe Price Variable Annuity Account
                        of First Security Benefit Life Insurance
                             and Annuity Company of New York

                     Statements of Changes in Net Assets (continued)

                         Years Ended December 31, 2009 and 2008

                                           PRIME RESERVE           INTERNATIONAL STOCK
                                         2009         2008         2009          2008
                                      ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)      $   (1,577)  $   20,449   $   34,390   $    27,660
    Capital gains distributions                -            -            -        78,557
    Realized capital gain (loss) on
      sales of fund shares                     -            -      (91,147)          (86)
    Change in unrealized
      appreciation/depreciation on
      investments during the year              -            -      692,943    (1,238,243)
                                      ---------------------------------------------------
Net increase (decrease) in
  net assets from operations              (1,577)      20,449      636,186    (1,132,112)

  From contract owner
    transactions:
    Variable annuity deposits              2,260       84,263       20,550       111,809
    Terminations and withdrawals        (170,711)    (437,516)     (60,716)     (100,975)
    Annuity payments                           -            -       (1,270)            -
    Transfers between
      subaccounts, net                  (388,340)     745,787       39,176      (940,220)
    Mortality adjustment                       -            -            2             -
                                      ---------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                        (556,791)     392,534       (2,258)     (929,386)
                                      ---------------------------------------------------
Net increase (decrease) in net
  assets                                (558,368)     412,983      633,928    (2,061,498)
Net assets at beginning of year        1,530,390    1,117,407    1,275,182     3,336,680
                                      ---------------------------------------------------
Net assets at end of year             $  972,022   $1,530,390   $1,909,110   $ 1,275,182
                                      ===================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                         Notes to Financial Statements

                               December 31, 2009

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


SUBACCOUNT                                     MUTUAL FUND
------------------------------------------------------------------------------

New America Growth          T. Rowe Price New America Growth Portfolio
Mid-Cap Growth              T. Rowe Price Mid-Cap Growth Portfolio
Equity Income               T. Rowe Price Equity Income Portfolio
Personal Strategy Balanced  T. Rowe Price Personal Strategy Balanced Portfolio
Blue Chip Growth            T. Rowe Price Blue Chip Growth Portfolio
Health Sciences             T. Rowe Price Health Sciences Portfolio
Equity Index 500            T. Rowe Price Equity Index 500 Portfolio
Limited-Term Bond           T. Rowe Price Limited-Term Bond Portfolio
Prime Reserve               T. Rowe Price Prime Reserve Portfolio
International Stock         T. Rowe Price International Stock Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT  VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of invest-ments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 were as follows:

                              COST OF     PROCEEDS
SUBACCOUNT                   PURCHASES   FROM SALES
----------------------------------------------------

New America Growth          $   118,027  $   198,002
Mid-Cap Growth                  193,113      796,474
Equity Income                   299,458      409,546
Personal Strategy Balanced      159,348      283,538
Blue Chip Growth                 61,540       67,836
Health Sciences                 114,962       80,570
Equity Index 500                  9,896       29,738
Limited-Term Bond               569,174      116,905
Prime Reserve                   424,865      983,233
International Stock             167,967      135,835

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

ANNUITY  RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT  OF  DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL  INCOME  TAXES

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

USE  OF  ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accom-panying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaced SFAS No. 162, The Hierarchy of Generally

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

Accepted Accounting Principles, and established the FASB Accounting Standards CodificationTM as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Account adopted the guidance and it did not have a material impact on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure for events occurring subsequent to the balance sheet date but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Account adopted this guidance for its December 31, 2009 financial statements and has evaluated the impact of subsequent events through the date at which financial statements were issued. The adoption of this guidance did not have a material impact on the financial statements.

FAIR  VALUE  MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

          - LEVEL 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

          - LEVEL 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

          - LEVEL 3 - Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

1.  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES  (CONTINUED)

investments. The NAV is calculated daily and is based on the fair values of the underlying securities.Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2009 based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2009.

2.  VARIABLE  ANNUITY  CONTRACT  CHARGES

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

                                      2009                            2008
                            -----------------------------  ------------------------------
                                                  NET                             NET
                            UNITS     UNITS     INCREASE    UNITS     UNITS     INCREASE
SUBACCOUNT                  ISSUED  REDEEMED   (DECREASE)  ISSUED   REDEEMED   (DECREASE)
---------------------------------------------------------  ------------------------------

NEW AMERICA GROWTH           6,282   (11,291)     (5,009)    4,207   (11,108)     (6,901)
MID-CAP GROWTH               8,599   (42,890)    (34,291)    7,917   (15,458)     (7,541)
EQUITY INCOME               11,220   (19,370)     (8,150)   20,089   (37,249)    (17,160)
PERSONAL STRATEGY BALANCED   4,619   (12,449)     (7,830)   14,921   (20,227)     (5,306)
BLUE CHIP GROWTH             8,281    (9,441)     (1,160)  148,307  (159,780)    (11,473)
HEALTH SCIENCES             10,279    (7,822)      2,457     5,256    (2,937)      2,319
EQUITY INDEX 500               263    (3,052)     (2,789)    5,251    (4,102)      1,149
LIMITED-TERM BOND           29,511    (6,313)     23,198    15,155   (48,390)    (33,235)
PRIME RESERVE               29,497   (68,325)    (38,828)  111,369   (84,217)     27,152
INTERNATIONAL STOCK          9,175   (10,483)     (1,308)   49,229   (85,354)    (36,125)

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2009 follows:

SUBACCOUNT                              2009         2008         2007         2006         2005
-------------------------------------------------------------------------------------------------
NEW AMERICA GROWTH
Units                                 89,608       94,617      101,519      108,020      122,898
Unit value                        $    24.07   $    16.16   $    26.31   $    23.26   $    21.79
Net assets                        $2,156,878   $1,529,084   $2,671,246   $2,511,959   $2,677,401
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**                 - %          - %          - %        0.04%          - %
Total return***                        48.95%     (38.58)%       13.15%        6.75%        3.91%

MID-CAP GROWTH
Units                                176,349      210,640      218,182      230,872      240,360
Unit value                        $    28.92   $    19.97   $    33.33   $    28.52   $    26.89
Net assets                        $5,101,618   $4,206,711   $7,273,025   $6,584,201   $6,463,620
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**                 - %          - %        0.22%          - %          - %
Total return***                        44.82%     (40.08)%       16.87%        6.06%       14.09%

EQUITY INCOME
Units                                159,050      167,200      184,360      196,482      213,636
Unit value                        $    29.37   $    23.51   $    37.00   $    36.03   $    30.45
Net assets                        $4,671,438   $3,931,406   $6,822,291   $7,080,126   $6,506,477
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               1.85%        2.40%          - %        1.56%        1.56%
Total return***                        24.93%     (36.46)%        2.69%       18.33%        3.33%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                              2009         2008         2007         2006         2005
-------------------------------------------------------------------------------------------------
PERSONAL STRATEGY BALANCED
Units                                 90,158       97,988      103,294       87,917       84,666
Unit value                        $    29.16   $    22.19   $    31.82   $    29.74   $    26.73
Net assets                        $2,628,803   $2,174,433   $3,287,050   $2,614,286   $2,263,227
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               2.06%        2.68%        2.35%        2.04%        1.82%
Total return***                        31.41%     (30.26)%        7.02%       11.26%        5.82%

BLUE CHIP GROWTH
Units                                 43,566       44,726       56,199       39,646       26,279
Unit value                        $     9.35   $     6.61   $    11.56   $    10.31   $     9.46
Net assets                        $  407,957   $  296,170   $  649,864   $  408,873   $  248,527
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**                 - %        0.09%        0.52%        0.35%        0.10%
Total return***                        41.45%     (42.82)%       12.12%        8.99%        5.35%

HEALTH SCIENCES
Units                                 54,744       52,287       49,967       48,737      4y5,041
Unit value                        $    13.37   $    10.22   $    14.47   $    12.33   $    11.40
Net assets                        $  732,065   $  534,118   $  723,119   $  600,703   $  513,514
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**                 - %          - %          - %          - %          - %
Total return***                        30.82%     (29.37)%       17.41%        8.16%       12.76%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                              2009         2008         2007         2006         2005
-------------------------------------------------------------------------------------------------
EQUITY INDEX 500
Units                                 51,185       53,974       52,826       69,055       69,684
Unit value                        $     9.26   $     7.39   $    11.86   $    11.34   $     9.89
Net assets                        $  473,886   $  398,574   $  626,153   $  783,210   $  688,797
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               1.87%        2.20%        1.84%        1.72%        1.25%
Total return***                        25.30%     (37.69)%        4.52%       14.66%        4.32%

LIMITED-TERM BOND
Units                                 58,385       35,187       68,422       40,255       36,808
Unit value                        $    18.96   $    17.61   $    17.43   $    16.62   $    16.06
Net assets                        $1,107,356   $  619,768   $1,193,054   $  670,451   $  592,371
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               3.53%        3.48%        3.93%        4.23%        4.00%
Total return***                         7.67%        1.03%        4.90%        3.49%        1.20%

PRIME RESERVE
Units                                 67,890      106,718       79,566       67,473       99,089
Unit value                        $    14.31   $    14.34   $    14.04   $    13.46   $    12.94
Net assets                        $  972,022   $1,530,390   $1,117,407   $  909,827   $1,283,562
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               0.48%        1.96%        4.82%        4.25%        2.76%
Total return***                       (0.21)%        2.14%        4.30%        4.02%        2.21%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                              2009         2008         2007         2006         2005
-------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK
Units                                106,573      107,881      144,006      104,018      104,267
Unit value                        $    17.92   $    11.82   $    23.17   $    20.62   $    17.41
Net assets                        $1,909,110   $1,275,182   $3,336,680   $2,144,163   $1,814,669
Ratio of expenses to net assets*        0.55%        0.55%        0.55%        0.55%        0.55%
Investment income ratio**               2.68%        1.76%        1.68%        1.21%        1.62%
Total return***                        51.61%     (48.99)%       12.41%       18.44%       15.45%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

4.  FINANCIAL  HIGHLIGHTS  (CONTINUED)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                        and Annuity Company of New York

                   Notes to Financial Statements (continued)

5.  SUBSEQUENT  EVENT

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of FSBL.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned
Subsidiary of Security Benefit Mutual Holding Company)
Years Ended December 31, 2009, 2008, and 2007
With Report of Independent Registered Public
Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2009, 2008, and 2007


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets                                                               2
Statements of Income                                                         3
Statements of Changes in Stockholder's Equity                                4
Statements of Cash Flows                                                     5
Notes to Financial Statements                                                6

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    Suite 2500
                                                    1200 Main Street
                                                    Kansas City, MO 64105-2143

                                                    Tel: +1 816 474 5200
                                                    Fax: +1 816 480 5555
                                                    www.ey.com


       Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2009 and 2008, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
April 13, 2010

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets


                                                            DECEMBER 31
                                                        2009           2008
                                                    --------------------------
                                                           (In Thousands)
 ASSETS
 Bonds available-for-sale                           $    11,118    $    12,898
 Policy loans                                               157            159
 Cash and cash equivalents                                4,246          2,944
 Deferred policy acquisition costs                        5,986          5,823
 Deferred sales inducement costs                          4,517          4,214
 Income taxes receivable                                     47            141
 Due from affiliates                                        727            162
 Reinsurance recoverable                                  1,247          1,806
 Other assets                                                94             73
 Separate account assets                                164,151        135,887
                                                    --------------------------
 Total assets                                       $   192,290    $   164,107
                                                    ==========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values        $    12,512    $    12,688
  Deferred income tax liability                           1,129          1,695
  Other liabilities                                         440            379
  Separate account liabilities                          164,151        135,887
                                                    --------------------------
Total liabilities                                       178,232        150,649

Stockholder's equity:
  Common stock ($10 par value; 200,000
    non-convertible shares authorized,
    issued, and outstanding)                              2,000          2,000
  Additional paid-in capital                              8,600          8,600
  Accumulated other comprehensive income                     85             47
  Retained earnings                                       3,373          2,811
                                                    --------------------------
Total stockholder's equity                               14,058         13,458
                                                    --------------------------
Total liabilities and stockholder's equity          $   192,290    $   164,107
                                                    ==========================
See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                            YEAR ENDED DECEMBER 31
                                                       2009         2008        2007
                                                     ----------------------------------
                                                                (In Thousands)
Revenues:
  Asset-based fees                                   $   3,353   $   3,712   $   3,652
  Net investment income                                    630         610         594
  Other revenues                                             -           2           -
                                                     ---------------------------------
Total revenues                                           3,983       4,324       4,246


Benefits and expenses:
  Interest credited to annuity account balances            409         357         324
  Commissions and other operating expenses               2,613       3,616       3,045
                                                     ---------------------------------
Total benefits and expenses                              3,022       3,973       3,369
                                                     ---------------------------------
Income before income tax expense                           961         351         877
Income tax expense                                         399          46         175
                                                     ---------------------------------
Net income                                           $     562   $     305   $     702
                                                     =================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                          ACCUMULATED
                                             ADDITIONAL      OTHER                   TOTAL
                                   COMMON     PAID-IN    COMPREHENSIVE  RETAINED  STOCKHOLDER'S
                                   STOCK      CAPITAL    (LOSS) INCOME  EARNINGS     EQUITY
                                 --------------------------------------------------------------
                                                          (In Thousands)
Balance at January 1, 2007       $    2,000   $    8,600   $     (15)   $   1,804   $   12,389
 Comprehensive income:
   Net income                             -            -           -          702          702
   Other comprehensive income             -            -          71            -           71
                                                                                    -----------
 Comprehensive income                                                                      773
                                 --------------------------------------------------------------
Balance at December 31, 2007          2,000        8,600          56        2,506       13,162
 Comprehensive income:
   Net income                             -            -           -          305          305
   Other comprehensive loss               -            -          (9)           -           (9)
                                                                                    -----------
 Comprehensive income                                                                      296
                                 --------------------------------------------------------------
Balance at December 31, 2008          2,000        8,600          47        2,811       13,458
 Comprehensive income:
   Net income                             -            -           -          562          562
   Other comprehensive income             -            -          38            -           38
                                                                                    -----------
 Comprehensive income                                                                      600
                                 --------------------------------------------------------------
Balance at December 31, 2009     $    2,000   $    8,600   $      85    $   3,373   $   14,058
                                 ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows


                                                                            YEAR ENDED DECEMBER 31
                                                                      2009           2008         2007
                                                                    ----------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income                                                          $       562     $     305    $      702
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
    Interest credited to annuity account balances                           409           357           324
    Policy acquisition costs deferred                                      (902)       (1,382)       (2,198)
    Amortization of deferred policy acquisition costs                       712           896           714
    Sales inducement costs deferred                                        (420)         (512)       (1,408)
    Amortization of sales inducement costs                                  117           975           685
    Deferred income taxes                                                  (591)        1,172           486
    Change in assets and liabilities:
      Income taxes receivable                                                94            32          (135)
      Due from/to affiliates                                               (565)         (486)          651
      Other assets                                                          (21)           79          (172)
      Other liabilities                                                      61             3           230
      Other changes in operating assets and liabilities                    (155)          252           255
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
  operating activities                                                     (699)        1,691           134

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale              3,450         3,099         1,700
Acquisitions of bonds available-for-sale                                 (1,603)       (4,817)       (4,174)
Net decrease (increase) in policy loans                                       2           (29)         (130)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activities                                                   1,849        (1,747)       (2,604)

FINANCING ACTIVITIES
Deposits to annuity account balances                                        918          5,671        4,471
Withdrawals from annuity account balances                                  (766)        (3,794)      (2,782)
                                                                    ----------------------------------------
Net cash and cash equivalents provided by financing
   Activities                                                               152          1,877        1,689
                                                                    ----------------------------------------

Increase (decrease) in cash and cash equivalents                          1,302          1,821         (781)
Cash and cash equivalents at beginning of year                            2,944          1,123        1,904
                                                                    ----------------------------------------
Cash and cash equivalents at end of year                            $     4,246     $    2,944   $    1,123
                                                                    ========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Income taxes                                                      $       896     $   (1,158)  $     (176)
                                                                    ========================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                          Notes to Financial Statements

                                December 31, 2009

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In June 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into Accounting Standards Codification (ASC) Subtopic 105-10, Generally Accepted Accounting Principles - Overall. This guidance replaces SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles, and established the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). This guidance replaced previous guidance related to the same issue and became effective for interim and annual reporting periods ending after September 15, 2009. The Company adopted the guidance and the adoption did not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2009, the FASB issued Accounting Standards Update (ASU) 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). ASU 2009-12 provides guidance on measuring the fair value of certain alternative investments and amends ASC Topic 820 to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. ASU 2009-12 is effective for periods ending after December 15, 2009. The Company adopted this guidance effective December 31, 2009 and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued ASU 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. ASU 2009-5 is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. Management is still evaluating the impact this guidance will have on the financial statements.

In May 2009, the FASB issued new guidance that established general accounting standards and disclosure requirements for events occurring subsequent to the balance sheet date, but before the financial statements are issued. This guidance is effective for interim and annual accounting periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009, and the adoption did not have a material impact on the financial statements.

In April 2009, the FASB issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB ASC Subtopic 320-10, Investments - Debt and Equity Securities - Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009 and the adoption did not have a material impact on the financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should separately present information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance will be effective for the Company on January 1, 2010 except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for the Company on January 1, 2011. This guidance will not have a material impact on the financial statements.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income (loss), net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other-than-temporary, unrealized losses are bifurcated between credit and non-credit related impairments. Credit related impairments are recognized in earnings and non-credit related impairments are reported as a component of equity.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 11.5% for 2010 through 2014, and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of other comprehensive income or loss, net of applicable income taxes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                        2009         2008
                                                      --------------------
                                                          (In Thousands)

   Balance at beginning of year                       $  5,823   $  5,659
    Cost deferred during the year                          902      1,382
    Amortized to expense during the year                  (712)      (896)
    Effect of unrealized gains                             (27)      (322)
                                                      --------------------
   Balance at end of year                             $  5,986   $  5,823
                                                      ====================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 7.75% and 12.35% of the December 31, 2009 deferred policy acquisition costs balance in each of the years 2010 through 2014.

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                    2009         2008
                                                 -----------------------
                                                      (In Thousands)

   Balance at beginning of year                  $   4,214    $   4,677
    Costs deferred during year                         420          512
    Amortized to expense during year                  (117)        (975)
                                                 -----------------------
   Balance at end of year                        $   4,517    $   4,214
                                                 =======================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value and the separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and therefore are not included in investment income in the accompanying statements of income.

Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.0% to 5.0% during 2009, 2.0% to 5.65% during 2008, and 3.0% to 5.8% during 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender and maintenance charges assessed against contract holder account balances during the period and are recognized as earned.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations were $10,708,000 and $9,758,000 at December 31, 2009 and 2008, respectively. Statutory net income
(loss) of the insurance operations was $819,000, $(1,371,000), and $(197,000) for the years ended December 31, 2009, 2008, and 2007, respectively.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2010, the Company is allowed to pay dividends of $871,000 without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2009 and 2008 is as follows:

                                                                      2009
                                        --------------------------------------------------------------
                                                             GROSS           GROSS
                                          AMORTIZED        UNREALIZED      UNREALIZED          FAIR
                                            COST             GAINS           LOSSES            VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          50   $           -   $        1,131
   Obligations of government-
     sponsored enterprises                     9,553             434               -            9,987
                                        --------------------------------------------------------------
   Total bonds                          $     10,634   $         484   $           -   $       11,118
                                        ==============================================================

                                                                      2008
                                        --------------------------------------------------------------
                                                               GROSS           GROSS
                                            AMORTIZED        UNREALIZED      UNREALIZED         FAIR
                                              COST             GAINS           LOSSES           VALUE
                                        --------------------------------------------------------------
                                                                (In Thousands)
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $      1,081   $          95   $           -   $        1,176
   Obligations of government-
     sponsored enterprises                    11,423             299               -           11,722
                                        --------------------------------------------------------------
   Total bonds                          $     12,504   $         394   $           -   $       12,898
                                        ==============================================================

At December 31, 2009 and 2008, the Company had no securities in an unrealized loss position.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                         AMORTIZED      FAIR
                                                           COST        VALUE
                                                     ---------------------------
                                                             (In Thousands)

   Due after one year through five years             $     1,081     $     1,131
   Obligations of government-sponsored enterprises         9,553           9,987
                                                     ---------------------------
                                                     $    10,634     $    11,118
                                                     ===========================

At December 31, 2009, bonds available-for-sale with a fair value of $604,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2009, 2008, and 2007 are summarized as follows:

                                            2009          2008            2007
                                          -------------------------------------
                                                       (In Thousands)

   Interest on bonds                      $      606   $       590   $      540
   Other                                          24            20           54
                                          -------------------------------------
   Net investment income                  $      630   $       610   $      594
                                          =====================================

Proceeds from the sale of bonds available-for-sale and related gains for 2008 were $450,035 and $35, respectively, while there were no sales of bonds available-for-sale during the years ended December 31, 2009 and 2007.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. OTHER COMPREHENSIVE INCOME

The components of other comprehensive income (loss) are as follows:

                                                                    UNREALIZED
                                                                  GAINS (LOSSES)
                                                                  ON AVAILABLE-
                                                                     FOR-SALE
                                                                    SECURITIES
                                                                  --------------
                                                                  (In Thousands)

   Accumulated other comprehensive loss at January 1, 2007        $        (15)
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    120
      Change in deferred income taxes                                      (49)
                                                                  -------------
    Total other comprehensive income                                        71
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2007              56
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                    306
      Effect on deferred policy acquisition costs                         (322)
      Change in deferred income taxes                                        7
                                                                  -------------
    Total other comprehensive loss                                          (9)
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2008              47
    Other comprehensive income (loss):
      Unrealized gains on available-for-sale securities                     90
      Effect on deferred policy acquisition costs                          (27)
      Change in deferred income taxes                                      (25)
                                                                  -------------
    Total other comprehensive income                                        38
                                                                  -------------
   Accumulated other comprehensive income at December 31, 2009    $         85
                                                                  =============
4. INCOME TAXES

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available-for-sale.

Deferred income taxes consist of the following for the years ended as of December 31, 2009 and 2008:

                                                        2009         2008
                                                   ----------------------------
                                                           (In Thousands)

   Deferred income tax liabilities                 $    (3,935)  $      (3,783)
   Deferred income tax assets                            2,806           2,088
                                                   ----------------------------
   Net deferred income tax liability               $    (1,129)  $      (1,695)
                                                   ============================

Income tax expense (benefit) consists of the following for the years ended December 31, 2009, 2008, and 2007:

                                            2009         2008           2007
                                        ----------------------------------------
                                                    (In Thousands)

   Current expense (benefit)            $     990   $      (1,126)  $      (311)
   Deferred expense (benefit)                (591)          1,172           486
                                        ----------------------------------------
   Income tax expense                   $     399   $          46   $       175
                                        ========================================

Included in the deferred income tax assets at December 31, 2009 is a net operating loss (NOL) of $267,000 that is available to offset future income. The NOL is available for use until 2029.

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD) and state income taxes. At December 31, 2009 and 2008, income taxes (payable to) receivable from affiliates were $-0- and $(101,000), respectively, included in income taxes receivable or payable on the balance sheets.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

4. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that any such regulations would likely apply only prospectively. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies separate accounts, which if enacted could significantly reduce the DRD tax benefits the Company receives, prospectively, beginning in 2011. For the years ended December 31, 2009, 2008, and 2007, the Company recorded an accrued benefit related to the separate account DRD of approximately $76,000, $302,000, and $397,000, respectively.

The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

On March 19, 2010, SBMHC filed consolidated refund claims with the Internal Revenue Service for 2003 pursuant to Revenue Procedure 2009-52. This Revenue Procedure provided the guidance for the provision of The American Recovery and Reinvestment Act of 2009 which extended the carry back of the 2008 or 2009 NOLs for up to five years. With the carry back to 2003, the Company could be subject to examinations by the Internal Revenue Service for this year.

5. RELATED-PARTY TRANSACTIONS

The Company paid $174,000, $154,000, and $441,000 in 2009, 2008, and 2007,
respectively, to affiliates for providing management, investment, and administrative services. These expenses are included in commissions and other operating expenses in the statements of income.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. RELATED-PARTY TRANSACTIONS (CONTINUED)

The Company received $326,000, $376,000, and $36,000 in 2009, 2008, and 2007,
respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the statements of income.

The Company has a receivable from its affiliates of $727,000 and $162,000 for the years ended December 31, 2009 and 2008, respectively.

6. CONDENSED FAIR VALUE INFORMATION

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. FASB ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. These levels are as follows:

  Level 1 - Valuations are based on unadjusted quoted prices in active markets for identical assets or liabilities.

  Level 2 - Valuations are based upon quoted prices for instruments similar to other instruments in active markets, quoted prices for instruments in inactive markets, and valuation techniques for which significant assumptions are observable in the market. Valuations are obtained from third-party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.

  Level 3 - Valuations of assets and liabilities are generated from techniques that use significant assumptions not observable in the market, such as option pricing models, discounted cash flow models, and spread-based models using the best information available in the circumstances.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                   Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

Assets measured at fair value on a recurring basis as of December 31, 2009 and 2008 are as follows:

                                                            2009
                                      ------------------------------------------
                                                FAIR VALUE HIERARCHY LEVEL
                                                --------------------------------
                                      FAIR VALUE  LEVEL 1    LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $   4,152  $    4,152  $       -  $      -
   U.S. Treasury securities and
     obligations of U.S. government
     corporation and agencies             1,131           -      1,131         -
   Obligation of government-
     sponsored enterprises                9,987           -      9,987         -
   Separate account assets              164,151     164,151          -         -
                                      ------------------------------------------
   Total assets                       $ 179,421  $  168,303  $  11,118  $      -
                                      ==========================================

                                                            2008
                                      ------------------------------------------
                                                  FAIR VALUE HIERARCHY LEVEL
                                                  ------------------------------
                                      FAIR VALUE   LEVEL 1   LEVEL 2     LEVEL 3
                                      ------------------------------------------
                                                       (In Thousands)

   Cash equivalents                   $     441  $      441  $       -  $      -
   U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies              1,176           -      1,176         -
   Obligation of government-
    sponsored enterprises                11,722           -     11,002       720
   Separate account assets              135,887     135,887          -         -
                                      ------------------------------------------
   Total assets                       $ 149,226  $  136,328  $  12,178  $    720
                                      ==========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2009 and 2008 are as follows:

                                                           2009         2008
                                                    ----------------------------
                                                      OBLIGATION OF GOVERNMENT-
                                                         SPONSORED ENTITIES
                                                    ----------------------------
                                                             (In Thousands)

   Fair value beginning balance                     $       720   $           -
     Total realized/unrealized gains and losses
      included in other comprehensive income                  -              12
     Purchases, issuances, sales, and settlements             -             708
     Transfers in (out) of Level 3                         (720)              -
                                                    ----------------------------
   Fair value ending balance                        $         -   $         720
                                                    ============================


The Company had one transfer out of Level 3 for the year ended December 31, 2009. The asset transferred out of level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third party pricing vendor.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and cash equivalents: Because of the nature of these assets, carrying amount approximates fair value. Fair value of cash equivalents is determined using public quotations, when available.

   Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

   Investment-type insurance contracts: The fair values of the Company's reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, non-performance, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

   Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

   Separate account assets and liabilities: The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                   (An Indirect Wholly Owned Subsidiary of
                  Security Benefit Mutual Holding Company)

                  Notes to Financial Statements (continued)

6. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

FASB ASC Topic 825, Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

FASB ASC Topic 825 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                           DECEMBER 31, 2009         DECEMBER 31, 2008
                                     -------------------------------------------------------------
                                           CARRYING      FAIR       CARRYING       FAIR
                                           AMOUNT       VALUE        AMOUNT       VALUE
                                     -------------------------------------------------------------
                                                          (In Thousands)

   Cash and cash equivalents         $       4,246    $      4,246     $     2,944     $     2,944
   Bonds (Note 2)                           11,118          11,118          12,898          12,898
   Policy loans                                157             158             159             162
   Separate account assets                 164,151         164,151         135,887         135,887
   Individual and group
     annuities                             (11,108)         (9,291)        (10,723)        (10,535)
   Separate account liabilities           (164,151)       (164,151)       (135,887)       (135,887)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. REINSURANCE

Principal reinsurance ceded transactions for the years ended December 31, 2009, 2008, and 2007 are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company's life insurance business to an affiliate:

                                          2009           2008           2007
                                     -----------------------------------------
   Reinsurance ceded:
    Premiums paid                    $   229,388    $   152,293    $   198,529
                                     =========================================
    Claim recoveries                 $     2,000    $    15,500    $    16,870
                                     =========================================
    Surrenders recovered             $       502    $         2    $     2,101
                                     =========================================

All of the individual life insurance as well as the living benefit riders of the Company are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2009 and 2008, the Company had established receivables totaling $1,247,000 and $1,806,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2009 and 2008 was $205,000 and $209,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

   o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

   o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2009                          2008
                      ----------------------------------------------------------
                                           WEIGHTED-                   WEIGHTED-
                                      NET   AVERAGE              NET    AVERAGE
                       ACCOUNT      AMOUNT ATTAINED   ACCOUNT   AMOUNT  ATTAINED
                        VALUE      AT RISK    AGE      VALUE   AT RISK    AGE
                      ----------------------------------------------------------
                                       (Dollars in Thousands)
   Return of
     premium          $  94,681    $  5,127   63     $  73,206 $ 15,341     63

   Step-up               72,683       8,821   65        64,518   20,676     64
                      ---------------------          ------------------
   Total GMDB         $ 167,364    $ 13,948   64     $ 137,724 $ 36,017     63
                      =====================          ==================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2009 and 2008 were $399,000 and $576,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2009 and 2008.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company will recalculate its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2009:

   o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

   o  Mean long-term gross blended separate account growth rate of 8.5%.

   o  Long-term equity volatility of 18%.

   o  Long-term bond volatility of 5%.

   o  Mortality is 100% of Annuity 2000 table.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o  Discount rate is equivalent to the credited rate (varies by product).

   o  Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2009:

   o Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

   o  Mortality is 100% of Annuity 2000 table.

   o Asset fees are equal to fund management fees and product loads (varies by product).

   o Current volatility surface (3 months to 5 years) of 22% graded to 28% at year 5, graded to 21% at year 30, and graded to the long-term average of 18% at end of projection year 60.

   o Discount rate used is the levelized forward swap rate plus an option-adjusted spread from the Merill Lynch corporate insurance bond index.

   o  Policyholder lapse rates are set to 90% of the assumed base lapses.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

9. LEASE COMMITMENTS

The Company has aggregate future lease commitments at December 31, 2009 of $10,000 for non-cancelable operating leases in 2010 and $-0- for the years thereafter. Office rent expense of $29,000 in 2009, $27,000 in 2008, and $29,000 in 2007 is included in commissions and other operating expenses in the statements of income.

10. SUBSEQUENT EVENTS

On February 15, 2010, SBMHC entered into a definitive agreement with Guggenheim SBC Holdings LLC (the Purchaser) to sell all of the outstanding capital stock of Security Benefit Corporation (SBC), at which time SBMHC will demutualize and then be dissolved pursuant to a Demutualization and Dissolution Plan (the Plan). This transaction is expected to result in a significant contribution of capital to SBC. On February 25, 2010, a loan in the amount of $175 million was made to SBC and was contributed to SBL. At the closing of the transaction, it is expected that SBC will receive another approximately $175 million, which will also be contributed to SBL. In addition, the $175 million loan and any accrued interest will be converted into equity of SBC owned by the Purchaser.

The transaction will require certain regulatory approvals, approval by the members of SBMHC, and approval by the shareholders of the mutual funds and exchange-traded funds sponsored by affiliates of SBMHC. The SBMHC board approved the Plan in March 2010, and proxy voting materials were sent to SBMHC members in April 2010. The Kansas Insurance Commissioner has set dates for a public comment hearing for April 28, 2010, and an evidentiary hearing for May 5, 2010. A special meeting of the SBMHC members has been scheduled for May 26, 2010. The transaction is expected to close during 2010 and will result in a change of control of the Company.

Subsequent events have been evaluated through April 13, 2010, which is the date the financial statements were issued.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

11. COMMITMENTS AND CONTINGENCIES

New York Market Conduct Matter: The New York Insurance Department (NYID) conducted its regularly scheduled market conduct examination of the Company beginning in November 2007 for fiscal years 2004-2006. The Company received the examination report in February 2010. Seven violations or recommendations appeared in the examination report. The primary issues and findings of the examination report concerned the processing of annuity replacements (e.g., procedures taken when the Company replaces an annuity from a third-party insurer with a new annuity issued by the Company). The NYID proposed a penalty of $25,000 for the violations outlined in the examination report, which the Company accepted. At December 31, 2009, the Company had accrued for penalties arising from examination.

Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company's results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

       (a)    Financial Statements

              The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009; and (2) the audited financial statements for the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2009, and for each of the specified periods ended December 31, 2009 and 2008.

       (b)    Exhibits

              (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)

              (2)    Not Applicable

              (3)    Distribution Agreement (Amended and Restated)(d)

              (4)    (a)    Individual Contract (Form FSB201 R10-00)(d)

                     (b)    Unisex Individual Contract (Form FSB201U R10-00)(d)

                     (c)    TSA Endorsement (Form FSB202 R2-97)(a)

                     (d)    IRA Endorsement (Form FSB203 R2-97)(a)

                     (e)    Dollar Cost Averaging Endorsement (Form FSB211
                            4-94)(a)

                     (f)    Asset Rebalancing Endorsement (Form FSB212 4-94)(a)

                     (g)    Roth IRA Endorsement (Form FSB206 11-97)(c)

              (5)    Application (Form FSB200 R1-98)(d)

              (6)    (a)    Declaration and Certificate of Incorporation of
                            First Security Benefit Life Insurance and Annuity
                            Company of New York(e)

                     (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(f)

                            (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws(f)

              (7)    Not Applicable

              (8)    (a)    Participation Agreement(d)

                     (b)    Amended and Restated Master Agreement(d)

              (9)    Opinion of Counsel(d)

              (10)   Consent of Independent Registered Public Accounting Firm

              (11)   Not Applicable

              (12)   Not Applicable

              (13)   Not Applicable

              (14) Powers of Attorney of Kalman Bakk, Jr., Stephen A. Crane, Wayne S. Diviney, John F. Frye, Richard M. Goldman, John F. Guyot, and Stephen R. Herbert(g)

(a) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed March 1, 1999).

(c) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed May 1, 2000).

(d) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 12, 2001).

(e) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(g) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

Item 25. Directors and Officers of the Depositor

              ------------------------------------------------------------------------------------------------------
              NAME AND PRINCIPAL
              BUSINESS ADDRESS                                 POSITIONS AND OFFICES WITH DEPOSITOR
              ------------------------------------------------------------------------------------------------------
              Howard R. Fricke                                 Chairperson, Chief Executive Officer and President
              ------------------------------------------------------------------------------------------------------
              Peggy S. Avey
              800 Westchester Avenue, Suite 641N.              Assistant Vice President, Chief Administrative
              Rye Brook, New York 10573                        Officer and Assistant Secretary
              ------------------------------------------------------------------------------------------------------
              John F. Frye*                                    Vice President, Chief Financial Officer, Treasurer
                                                                and Director
              ------------------------------------------------------------------------------------------------------
              John F. Guyot*                                   Vice President, General Counsel,
                                                               Secretary, and Director
              ------------------------------------------------------------------------------------------------------
              Kalman Bakk, Jr.*                                Director
              ------------------------------------------------------------------------------------------------------
              Stephen A. Crane
              480 Park Avenue                                  Director
              New York, NY 10022
              ------------------------------------------------------------------------------------------------------
              Wayne S. Diviney
              9496 Bay Front Drive                             Director
              Norfolk, VA 23518
              ------------------------------------------------------------------------------------------------------
              Richard M. Goldman
              Connecticut Business Center
              6 Landmark Square #471                           Director
              Stamford, CT 06901-2704
              ------------------------------------------------------------------------------------------------------
              Stephen R. Herbert
              1100 Summer Street                               Director
              Stamford, CT 06905
              ------------------------------------------------------------------------------------------------------
              Katherine P. White
              1035 5th Avenue, Apt. 14D                        Director
              New York, NY 10028
              ------------------------------------------------------------------------------------------------------
              Christopher L. Phalen*                           Chief Investment Officer-Fixed Income
              ------------------------------------------------------------------------------------------------------
              Jeanne R. Slusher*                               Assistant Vice President and Auditor
              ------------------------------------------------------------------------------------------------------
              Roger S. Offerman*                               Product Development Actuary
              ------------------------------------------------------------------------------------------------------
              Amy J. Lee*                                      Associate General Counsel
              ------------------------------------------------------------------------------------------------------
              Christopher D. Swickard*                         Assistant General Counsel
              ------------------------------------------------------------------------------------------------------
              Carmen R. Hill*                                  Chief Compliance Officer
              ------------------------------------------------------------------------------------------------------
              *Located at One Security Benefit Place, Topeka, Kansas 66636-0001.
              ------------------------------------------------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

       The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2009, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

       The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

       ------------------------------------------------------------------------------------------------------
                                                                                        PERCENT OF
                                                                                      VOTING SECURITIES
                                                               JURISDICTION OF          OWNED BY SBMHC
                               NAME                             INCORPORATION     (DIRECTLY OR INDIRECTLY)
       ------------------------------------------------------------------------------------------------------
       Security Benefit Mutual Holding Company (Holding            Kansas                     --
       Company)
       ------------------------------------------------------------------------------------------------------
       Security Benefit Corporation (Holding Company)              Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Security Benefit Life Insurance Company                     Kansas                   100%
       (Stock Life Insurance Company)
       ------------------------------------------------------------------------------------------------------
       Security Investors, LLC (Investment Adviser)                Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Security Global Investors, LLC (Investment Adviser)         Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Security Distributors, Inc.                                 Kansas                   100%
       (Broker/Dealer, Principal Underwriter)
       ------------------------------------------------------------------------------------------------------
       Security Benefit Academy, Inc. (Daycare Company)            Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Security Financial Resources, Inc.                          Kansas                   100%
       (Financial Services Company)
       ------------------------------------------------------------------------------------------------------
       se(2), inc. (Third Party Administrator)                     Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Rydex Holdings, LLC (Kansas Holding Company)                Kansas                   100%
       ------------------------------------------------------------------------------------------------------
       Rydex Distributors, Inc. (Broker-Dealer/Underwriter)       Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       PADCO Advisors, Inc. (Investment Adviser)                  Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       PADCO Advisor II, Inc. (Investment Adviser)                Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       Rydex Fund Services, Inc. (Transfer Agent)                 Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       Advisor Research Center, Inc.                              Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       Rydex Advisory Services, LLC                               Maryland                  100%
       ------------------------------------------------------------------------------------------------------
       Rydex Specialized Products, LLC                            Delaware                  100%
       ------------------------------------------------------------------------------------------------------


       First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: Variable Annuity Account A and Variable Annuity Account B.

Item 27. Number of Contract Owners

       As of February 28, 2010, there were 13 owners of the Qualified Contract and 309 owners of the Non-Qualified Contract issued under the Separate Account.

Item 28. Indemnification

       Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

       The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

       Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

       (a) The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. ("Investment Services"). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

                    EQUITY FUNDS
                    ------------
                    T. Rowe Price Growth Stock
                    T. Rowe Price Equity Income
                    T. Rowe Price Mid-Cap Growth
                    T. Rowe Price Equity Index 500
                    T. Rowe Price Blue Chip Growth
                    T. Rowe Price Capital Appreciation
                    T. Rowe Price Value
                    T. Rowe Price Mid-Cap Value
                    T. Rowe Price New Horizons
                    T. Rowe Price Small-Cap Value
                    T. Rowe Price Small-Cap Stock
                    T. Rowe Price New Era
                    T. Rowe Price Science & Technology
                    T. Rowe Price Balanced
                    T. Rowe Price Real Estate
                    T. Rowe Price Health Sciences
                    T. Rowe Price Institutional Large-Cap Growth
                    T. Rowe Price Media & Telecommunication
                    T. Rowe Price Personal Strategy Balanced
                    T. Rowe Price Dividend Growth
                    T. Rowe Price Growth & Income
                    T. Rowe Price Personal Strategy Growth
                    T. Rowe Price New America Growth
                    T. Rowe Price Personal Strategy Income
                    T. Rowe Price Institutional Mid-Cap Equity Growth
                    T. Rowe Price Total Equity Market Index
                    T. Rowe Price Institutional Large-Cap Value
                    T. Rowe Price Financial Services
                    T. Rowe Price Institutional Small-Cap Stock
                    T. Rowe Price Extended Equity Market Index
                    T. Rowe Price Inst. U.S. Structured Research
                    T. Rowe Price Global Technology
                    T. Rowe Price Capital Opportunity
                    T. Rowe Price Institutional Large-Cap Core Growth
                    T. Rowe Price Diversified Mid-Cap Growth
                    T. Rowe Price Diversified Small-Cap Growth
                    T. Rowe Price Tax-Efficient Equity
                    T. Rowe Price U.S. Large-Cap Core

                    INTERNATIONAL FUNDS
                    -------------------
                    T. Rowe Price International Stock
                    T. Rowe Price Emerging Markets Stock
                    T. Rowe Price International Bond
                    T. Rowe Price New Asia
                    T. Rowe Price International Growth & Income
                    T. Rowe Price Latin America
                    T. Rowe Price International Discovery

                    T. Rowe Price Overseas Stock Fund
                    T. Rowe Price Emerging Markets Bond
                    T. Rowe Price Global Stock
                    T. Rowe Price Emerging Europe & Mediterranean
                    T. Rowe Price European Stock
                    T. Rowe Price Institutional Emerging Markets Equity
                    T. Rowe Price International Equity Index
                    T. Rowe Price Japan Fund
                    T. Rowe Price Africa & Middle East
                    T. Rowe Price Institutional International Bond
                    T. Rowe Price Institutional Global Equity
                    T. Rowe Price Institutional Emerging Markets Bond
                    T. Rowe Price Institutional Africa & Middle East
                    T. Rowe Price Institutional Foreign Equity
                    T. Rowe Price Global Large-Cap Stock
                    T. Rowe Price Institutional Global Large-Cap Equity
                    T. Rowe Price Global Real Estate
                    T. Rowe Price Global Infrastructure

                    TAXABLE FUNDS
                    -------------
                    T. Rowe Price New Income
                    T. Rowe Price High Yield
                    T. Rowe Price Short-Term Bond
                    T. Rowe Price Short- Term Income
                    T. Rowe Price GNMA
                    T. Rowe Price Institutional High Yield
                    T. Rowe Price Institutional Floating Rate
                    T. Rowe Price Corporate Income
                    T. Rowe Price U.S. Treasury Intermediate
                    T. Rowe Price U.S. Bond Index
                    T. Rowe Price Inflation Protected Bond
                    T. Rowe Price U.S. Treasury Long-Term
                    T. Rowe Price Strategic Income
                    T. Rowe Price Institutional Core Plus

                    NONTAXABLE FUNDS
                    ----------------
                    T. Rowe Price Tax-Free Income
                    T. Rowe Price Tax-Free High Yield
                    T. Rowe Price Maryland Tax-Free Bond
                    T. Rowe Price Tax-Free Short  Intermediate
                    T. Rowe Price Virginia Tax-Free Bond
                    T. Rowe Price New York Tax-Free Bond
                    T. Rowe Price California Tax-Free Bond
                    T. Rowe Price Maryland Short-Term Bond
                    T. Rowe Price New Jersey Tax-Free Bond
                    T. Rowe Price Georgia Bond

                    MONEY FUNDS
                    -----------
                    T. Rowe Price Prime Reserve
                    T. Rowe Price U.S. Treasury Money
                    T. Rowe Price Tax-Exempt Money
                    T. Rowe Price Maryland Tax-Free Money Market
                    T. Rowe Price New York Tax-Free Money
                    T. Rowe Price California Tax-Free Money

                    SUMMIT FUNDS
                    ------------
                    T. Rowe Price Summit Cash Reserves
                    T. Rowe Price Summit Municipal Intermediate
                    T. Rowe Price Summit Municipal Income
                    T. Rowe Price Summit Municipal Money Market
                    T. Rowe Price Summit GNMA

                    SPECTRUM FUNDS
                    --------------
                    T. Rowe Price Spectrum Income
                    T. Rowe Price Spectrum Growth
                    T. Rowe Price Spectrum International

                    VARIABLE ANNUITY
                    ----------------
                    T. Rowe Price Equity Income Portfolio
                    T. Rowe Price Mid-Cap Growth Portfolio
                    T. Rowe Price International Stock Portfolio
                    T. Rowe Price Blue Chip Growth Portfolio
                    T. Rowe Price Limited-Term Bond Portfolio
                    T. Rowe Price Personal Strategy Balanced Portfolio
                    T. Rowe Price New America Growth Portfolio
                    T. Rowe Price Prime Reserve Portfolio
                    T. Rowe Price Health Sciences Portfolio
                    T. Rowe Price Equity Index 500 Portfolio

                    RESERVE FUNDS
                    -------------
                    T. Rowe Price Reserve Investment Fund
                    T. Rowe Price Government Reserve Investment Fund

                    RETIREMENT FUNDS
                    ----------------
                    T. Rowe Price Retirement 2020
                    T. Rowe Price Retirement 2030
                    T. Rowe Price Retirement 2010
                    T. Rowe Price Retirement 2040
                    T. Rowe Price Retirement 2025
                    T. Rowe Price Retirement 2015
                    T. Rowe Price Retirement 2035
                    T. Rowe Price Retirement Income
                    T. Rowe Price Retirement 2045
                    T. Rowe Price Retirement 2005

                    T. Rowe Price Retirement 2050
                    T. Rowe Price Retirement 2055

                    COMMON TRUSTS
                    -------------
                    T. Rowe Price Emerging Markets Trust
                    T. Rowe Price Blue Chip Growth Trust

                    MACRO TRUSTS
                    ------------
                    T. Rowe Price US Equities Trust
                    T. Rowe Price Fixed Income Trust
                    T. Rowe Price Non-US Equities Trust
                    T. Rowe Price Short-Term Income Trust

                    Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

              (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                    ----------------------------------------------------------------------------------------------
                    NAME                                      POSITION WITH UNDERWRITER
                    ----------------------------------------------------------------------------------------------
                    Bernard, Edward C.                        Director
                    ----------------------------------------------------------------------------------------------
                    Oestreicher, David                        Director
                    ----------------------------------------------------------------------------------------------
                    O'Melia, Wayne D.                         Director
                    ----------------------------------------------------------------------------------------------
                    Bernard, Edward C.                        Chairman of the Board
                    ----------------------------------------------------------------------------------------------
                    Bernard, Edward C.                        President
                    ----------------------------------------------------------------------------------------------
                    McCafferty, Sarah                         Compliance Officer
                    ----------------------------------------------------------------------------------------------
                    Andrews, Lorraine J.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Appelbaum, Jerrold                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Banks, Steven J.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Boyd, Renee Q.                            Vice President
                    ----------------------------------------------------------------------------------------------
                    Braman, Darrell N.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Brown, Martin P.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Bryant, Margo B.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Callahan, Sheila P.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Callanan, Meredith C.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    Chasney, Laura H.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Christoff, Renee M.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Cipolla, Dominick A.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Clark, Jerome A.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Cleary, Todd M.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Crumbling, Joseph A.                      Vice President
                    ----------------------------------------------------------------------------------------------


                    ----------------------------------------------------------------------------------------------
                    NAME                                      POSITION WITH UNDERWRITER
                    ----------------------------------------------------------------------------------------------
                    DeLibro, Peter A.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    DeLuca, Lauren D.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Dignan, Timothy S.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Dunworth, LeSales S.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Elliott, Dennis J.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Erceg, James P.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Fahlund, Christine S.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    Frederick, Amy M.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Galateria, John A.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Gannon, Thomas A.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Gilner, John R.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Greenstein, Leah B.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Habas, Brian L.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Halaby, John                              Vice President
                    ----------------------------------------------------------------------------------------------
                    Harrison, Douglas E.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Heerema, Kristen L.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Hoak, Keller L.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Hufman, Christopher J.                    Vice President
                    ----------------------------------------------------------------------------------------------
                    Igler, Karen J.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Kazmierczak Jr., Thomas E.                Vice President
                    ----------------------------------------------------------------------------------------------
                    Korte, Brent F.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Larson, Steven A.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Lea, Gina M.                              Vice President
                    ----------------------------------------------------------------------------------------------
                    Lopiano, Jodi Ann                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Madore, Kimberly W.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Matherly, Ryan D.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    McCafferty, Sarah                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Mitchell, Mark J.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Morelli, Thomas R.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Morgan, Dana P.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Musante, Paul                             Vice President
                    ----------------------------------------------------------------------------------------------
                    Norwitz, Steven E.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Notzon III, Edmund M.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    O'Connor, Barbara A.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Oestreicher, David                        Vice President
                    ----------------------------------------------------------------------------------------------
                    O'Melia, Wayne D.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Pacitto, Michele                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Paden, Kristine A.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Pendleton, Glenn A.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Petty, David B.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Pollack-Matz, Fran M.                     Vice President
                    ----------------------------------------------------------------------------------------------


                    ----------------------------------------------------------------------------------------------
                    NAME                                      POSITION WITH UNDERWRITER
                    ----------------------------------------------------------------------------------------------
                    Poole, Brian R.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Proshan, Naomi S.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Quereau, Kenna E.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Ray, Seamus A.                            Vice President
                    ----------------------------------------------------------------------------------------------
                    Regulski, Michael D.                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Ricklin, Suzanne J.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Riedel, George D.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Ruppert, Robert Todd                      Vice President
                    ----------------------------------------------------------------------------------------------
                    Schultz, Ann R.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Seeberger, Kristin E.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    Seidel, Deborah D.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Seufert, John W.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Shea, Kevin C.                            Vice President
                    ----------------------------------------------------------------------------------------------
                    Sherman, Scott L.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Siedell, Thomas L.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Singer, Donna B.                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Smith, Carole Hofmeister                  Vice President
                    ----------------------------------------------------------------------------------------------
                    Stinson, Sandra L.                        Vice President
                    ----------------------------------------------------------------------------------------------
                    Such, Scott                               Vice President
                    ----------------------------------------------------------------------------------------------
                    Townsend, John M.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Tuccille, Jerome                          Vice President
                    ----------------------------------------------------------------------------------------------
                    Ward, Judith B.                           Vice President
                    ----------------------------------------------------------------------------------------------
                    Watson, Regina M.                         Vice President
                    ----------------------------------------------------------------------------------------------
                    Weker Jr., William R.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    Welsh, Lois A.                            Vice President
                    ----------------------------------------------------------------------------------------------
                    Whitaker, Teresa F.                       Vice President
                    ----------------------------------------------------------------------------------------------
                    Widdowson, Natalie C.                     Vice President
                    ----------------------------------------------------------------------------------------------
                    Zurad, James                              Vice President
                    ----------------------------------------------------------------------------------------------
                    Van Horn, Barbara A.                      Secretary
                    ----------------------------------------------------------------------------------------------
                    O'Connor, Barbara A.                      Treasurer
                    ----------------------------------------------------------------------------------------------

              (c)   Not applicable

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office--800 Westchester Avenue, Suite 641N., Rye Brook, New York 10573 and at its administrative office--Security Benefit Corporation, One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 26th day of April, 2010.

                            FIRST SECURITY BENEFIT LIFE INSURANCE
                            AND ANNUITY COMPANY OF NEW YORK
                            (The Depositor)

                            T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                            OF FIRST SECURITY BENEFIT LIFE INSURANCE
                            AND ANNUITY COMPANY OF NEW YORK
                            (The Registrant)

                            By:     /s/ HOWARD R. FRICKE
                                    ------------------------------------------
                                     Howard R. Fricke, Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2010.

                             SIGNATURES AND TITLES
                             ---------------------


By:    /s/ HOWARD R. FRICKE
       -----------------------------------------------
       Howard R. Fricke, Chief Executive Officer and
       Director

By:    /s/ JOHN F. GUYOT
       -----------------------------------------------
       John F. Guyot, Vice President,
       General Counsel, Secretary, Director AND
       Attorney-in-Fact for the Directors noted with
       an *

By:    JOHN F. FRYE
       -----------------------------------------------
       John F. Frye, Chief Financial Officer and
       Director (chief accounting officer)

By:    *
       -----------------------------------------------
       Kalman Bakk, Jr., Director

By:    *
       -----------------------------------------------
       Stephen A. Crane, Director

By:    *
       -----------------------------------------------
       Wayne S. Diviney, Director

By:    *
       -----------------------------------------------
       Richard M. Goldman, Director

By:    *
       -----------------------------------------------
       Stephen R. Herbert, Director

By:    *
       -----------------------------------------------
       Katherine P. White, Director

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                                  EXHIBIT INDEX

(10) Consent of Independent Registered Public Accounting Firm